INCOME AND SOCIAL CONTRIBUTION TAXES - Unrecognized deferred income tax assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax assets which have no expiration date	R$ 764,845	R$ 263,491
Foreign subsidiaries
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax credits on capital losses for which no deferred tax asset recognised	1,180,067	668,729
Tax losses of state credits for which no deferred tax asset recognised	R$ 1,623,459	R$ 1,384,598